Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	7 Months Ended	9 Months Ended
	Aug. 25, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Exercise price of warrants		$ 11.50
Proceeds from issuance of warrants		$ 12,980,000
Secretarial administrative services		15,000	$ 15,000
incurred related services		$ 60,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Number of warrants to purchase shares issued	6,000,000
Number of shares issuable per warrant	1
Proceeds from issuance of warrants	$ 6,000,000.0
Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Price per share		$ 1.00
Proceeds from issuance of warrants		$ 6,000,000.0
Additional units sold of shares		600,000
Restrictions on transfer period of time after business combination completion		30 days
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of warrants to purchase shares issued		6,000,000